Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Transactions with Related Parties

3. Transactions with Related Parties

(a) Altair Travel Agency S.A (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company’s CEO and Chairman of the Board. Travel expenses for 2019, 2018 and 2017, were $428, $554 and $672, respectively, and are included in Vessel operating expenses, in General and administrative expenses, and in Loss/(Gain) on vessels’ sale in the accompanying consolidated statements of operations. As at December 31, 2019 and 2018, an amount of $8 and $4, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheets.

(b) Steamship Shipbroking Enterprises Inc. (“Steamship Shipbroking”): Steamship Shipbroking, a company controlled by the Company’s CEO and Chairman of the Board, provided, until March 1, 2020 brokerage services to the Company, pursuant to a Brokerage Services Agreement for a fixed fee. Subsequent to the balance sheet date, the agreement with Steamship Shipbroking was early terminated at no cost (Note 14 (g)).

For 2019, 2018 and 2017, total brokerage fees to Steamship Shipbroking amounted to $2,100, $2,145 and $2,100 respectively, and are included in General and administrative expenses in the accompanying consolidated statements of operations. As at December 31, 2019 and 2018, there was no amount due from or due to Steamship Shipbroking, and an amount of $420 and $465, respectively, has been accrued for in connection with bonuses approved to Steamship Shipbroking and is included in Accrued liabilities in the accompanying consolidated balance sheets.

(c) Diana Shipping Inc. (“DSI”): In May 2013, the Company entered into an unsecured loan agreement of up to $50,000 with DSI, which was subsequently amended in 2015, 2016 and 2017. In May 2017, as discussed in Note 8, the Company issued 100 shares of its then newly-designated Series C Preferred Stock to DSI, in exchange for a reduction of $3,000 in the principal amount of the Company's then outstanding loan. Later, in June 2017, the Company refinanced the then existing loan for an amount of $87,617, including a $5,000 interest-bearing discount premium, which was payable at maturity in 2018. The loan, which was secured over all of the Company’s vessels owned as of the date of refinancing, was gradually repaid in full up to July 2018, together with the discount premium, and thus the loan agreement was terminated. The weighted average interest rate of the DSI loan during 2018 and 2017 was 6.12% and 5.42%, respectively. For 2018 and 2017, interest expense incurred under the loan agreements with DSI amounted to $2,054 and $3,656 respectively, while the discount premium amortization amounted to $2,708 and $2,292, respectively. Interest expense and discount premium amortization are included in Interest and finance costs in the accompanying consolidated statements of operations. Subsequent to the balance sheet date, the Company re-purchased and cancelled all Series C Preferred Stock (Note 14 (j)).

d) $21,000 Investment by the Company’s CEO and Chairman: In June and November 2019, under two separate transactions, the Company acquired the entities Taburao Shipping Company Inc., Tarawa Shipping Company Inc., and Rongelap Shipping Company Inc., which were affiliated with the Company’s CEO and Chairman, Mr. Symeon Palios, for an aggregate purchase price of $21,000. Prior to their acquisition by the Company, each of the three newly-acquired entities had signed contracts to purchase an Aframax tanker vessel each, the “Blue Moon”, the “Briolette” and the “P. Fos” (ex “Virgo Sun”) from unaffiliated third-party sellers for a purchase price of $30,000, $30,000 and $26,000 respectively, and had paid advance deposits of $8,000, $2,000 and $11,000, respectively. The Company, in exchange for the aforementioned entities’ acquisition, agreed to pay a price equal to the aggregate deposits previously paid to the vessels’ sellers. The $10,000 aggregate purchase price for the previously signed contracts of the “Blue Moon” and the “Briolette” was paid in Company’s common shares at a per share price of $1.05, which was the undiscounted closing price of the Company’s common stock on the NASDAQ stock exchange on June 7, 2019. The $11,000 purchase price for the previously signed contract of the “P. Fos” (ex “Virgo Sun”) was also paid in Company’s common shares at a per share price of $0.9027, which was the undiscounted closing price of the Company’s common stock on the NASDAQ stock exchange on November 18, 2019. Both transactions, which were unanimously approved by the disinterested members of the board of directors of the Company, resulted in the issuance of an aggregate number of 21,709,474 common shares during 2019.

The “Blue Moon” and the “Briolette” were delivered to the Company charter-free in August and November 2019, respectively, and the Company paid the remaining balance of the purchase price through bank financing and cash on hand (Notes 5 and 6). The vessel “P. Fos ” (ex “Virgo Sun”) has been delivered to the Company in January 2020 and the balance of the purchase price payable under the contract of $15,000 was funded through bank financing and cash on hand (Notes 4, 6, 7 and 14 (c)).

e) Diana Wilhelmsen Management Limited (“DWM”): In late December 2019, the Company appointed DWM to provide management services to the container vessels “Rotterdam” and “Domingo”. DWM was deemed a related party to the Company until the resignation of certain of the Company’s BOD members and officers (Note 14 (f)), on the basis that, until February 2020, members of the Company’s management and board of directors also acted as board of directors members at DWM. For 2019, management fees to DWM amounted to $5 and are included in “Management fees” in the accompanying consolidated statements of operations. As at December 31, 2019, there was no amount due from or due to DWM.